Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Restricted Cash [Abstract]
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH
4.	CASH AND CASH EQUIVALENTS AND RESTRICTED CASH

	As of December 31,
	2023	2022
Cash on hand	$472,641	$471,408
Cash in bank	19,762,586	6,459,231
Subtotal	20,235,227	6,930,639
Restricted cash – current	100,764	-
Restricted cash – non-current	1,608,762	1,300,005
Subtotal	21,944,753	8,230,644
Cash at banks attributable to discontinued operations	28,642	-
Cash, cash equivalents, and restricted cash	$21,973,395	$8,230,644